Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 6,522	$ 8,290	$ 4,335
Other comprehensive income, net of tax:
Foreign currency translation adjustments	170
Unrealized change in investment securities, net of tax effect $15, $50, $20, respectively	(58)	150	(40)
Reclassification adjustments for losses (profit) of investment securities, net of tax effect of $15, $23,$21, respectively	(66)	69	46
Cash flow hedging derivatives, net of tax effect of $0, $86, $374, respectively	1,060	259
Reclassification adjustments for loss (income) of hedging derivatives, net of tax effect of $0, $13, $228, respectively	(633)	(40)
Total other comprehensive income net of tax	473	438	6
Total comprehensive income	$ 6,995	$ 8,728	$ 4,341